Taxes (Details 5) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Provision for allocation of PIS and Cofins credits, beginning	R$ 1,000,588
Transfer to sectorial financial liabilities	(864,545)	R$ (1,182,915)
Provision for allocation of PIS and Cofins credits, ending	661,273	1,000,588
Current provision for allocation of PIS and COFINS credits	119,280	R$ 580,000
Non-Current provision for allocation of PIS and COFINS credits	R$ 661,273